Loss Per Share - Disclosure of Basic and Diluted Loss Per Share (Detail) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Loss for the year attributable to owners of the Company for the purpose of calculating basic and diluted loss per share	$ (240,811)	$ (94,797)	$ (74,820)
Weighted average number of ordinary shares used in calculating basic earnings per share	390,944	404,186	361,480
Weighted average number of ordinary shares used in calculating diluted earnings per share	390,944	404,186	361,480